Loans (Schedule Of Troubled Debt Restructurings Occurring During The Year) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
General C&I [Member]
Financing Receivable, Modifications [Line Items]
Number	18
Pre-Modification Outstanding Recorded Investment	$ 15,960
Post-Modification Outstanding Recorded Investment	15,524
Loans To Mortgage Companies [Member]
Financing Receivable, Modifications [Line Items]
Number
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
TRUPs [Member]
Financing Receivable, Modifications [Line Items]
Number
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
Commercial, Financial, And Industrial [Member]
Financing Receivable, Modifications [Line Items]
Number	18
Pre-Modification Outstanding Recorded Investment	15,960
Post-Modification Outstanding Recorded Investment	15,524
Income CRE [Member]
Financing Receivable, Modifications [Line Items]
Number	13
Pre-Modification Outstanding Recorded Investment	13,630
Post-Modification Outstanding Recorded Investment	13,155
Residential CRE [Member]
Financing Receivable, Modifications [Line Items]
Number	6
Pre-Modification Outstanding Recorded Investment	2,257
Post-Modification Outstanding Recorded Investment	2,735
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number	19
Pre-Modification Outstanding Recorded Investment	15,887
Post-Modification Outstanding Recorded Investment	15,890
HELOC [Member]
Financing Receivable, Modifications [Line Items]
Number	169
Pre-Modification Outstanding Recorded Investment	21,093
Post-Modification Outstanding Recorded Investment	20,992
R/E Installment Loans [Member]
Financing Receivable, Modifications [Line Items]
Number	147
Pre-Modification Outstanding Recorded Investment	21,044
Post-Modification Outstanding Recorded Investment	21,249
Consumer Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number	316
Pre-Modification Outstanding Recorded Investment	42,137
Post-Modification Outstanding Recorded Investment	42,241
Permanent Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Number	129
Pre-Modification Outstanding Recorded Investment	79,776
Post-Modification Outstanding Recorded Investment	82,633
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Number	102
Pre-Modification Outstanding Recorded Investment	451
Post-Modification Outstanding Recorded Investment	590
Other [Member]
Financing Receivable, Modifications [Line Items]
Number
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
Credit Card & Other [Member]
Financing Receivable, Modifications [Line Items]
Number	102
Pre-Modification Outstanding Recorded Investment	451
Post-Modification Outstanding Recorded Investment	590
Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Number	584
Pre-Modification Outstanding Recorded Investment	154,211
Post-Modification Outstanding Recorded Investment	$ 156,878